Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Depreciation on Straight-Line Basis	Aug. 31, 2023
Buildings [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	20 years
Buildings [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	50 years
Leasehold improvement [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Leasehold improvement [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	20 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	10 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	4 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	10 years
Office Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	5 years
Furniture and other equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Furniture and other equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	5 years
Others [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives	3 years
Construction in Progress [Member]
Schedule of Property and Equipment Depreciation on Straight-Line Basis [Line Items]
Estimated useful lives		[1]

[1]	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.